Share-Based Compensation - Fair value assumptions (Details) - Stock options - 2018 Plan	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-Based Compensation
Expected volatility	60.00%	60.00%
Risk-free interest rate (per annum)	2.80%	3.70%
Exercise multiple	2.2	2.2
Expected dividend yield	0.00%	0.00%
Contractual term (in years)	5 years	5 years